EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust I prospectus for Pax Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 1, 2016 (SEC Accession No. 0001398344-16-011641).

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase